Consolidated Statements of Profit or Loss and Other Comprehensive Income (Parenthetical) - shares	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Convertible Senior Notes [Member]
Statement [LineItems]
Convertible notes	575,000
Ordinary shares [member]
Statement [LineItems]
Convertible notes	3,456,785
Warrants [member]
Statement [LineItems]
Convertible notes	7,033,103	6,065,823